Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation
Principles of Consolidation—The consolidated financial statements include the accounts of CBS Corp. and all of its subsidiaries in which a controlling interest is maintained. Controlling interest is determined by majority ownership interest and the absence of substantive third party participating rights.  Investments over which the Company has a significant influence or ownership of more than 20% but less than or equal to 50%, without a controlling interest, are accounted for under the equity method. Investments of 20% or less, over which the Company has no significant influence, are accounted for under the cost method if the fair value is not readily determinable and are accounted for as available for sale securities if the fair value is readily determinable. All significant intercompany transactions have been eliminated.

Reclassifications	Reclassifications—Certain amounts reported for prior years have been reclassified to conform to the current year’s presentation.
Use of Estimates
Use of Estimates—The preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period.  The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

Cash and Cash Equivalents
Cash and Cash Equivalents—Cash and cash equivalents consist of cash on hand and short-term (maturities of three months or less at the date of purchase) highly liquid investments, including money market funds, commercial paper and bank time deposits.

Programming Inventory
Programming Inventory—The Company acquires rights to programming and produces programming to exhibit on its broadcast and cable networks, broadcast television stations, direct to consumers through its digital streaming services and the internet, and in theaters. The costs incurred in acquiring and producing programs are capitalized and amortized over the license period or projected useful life of the programming. Program rights and the related liabilities are recorded at the gross amount of the liabilities when the license period has begun, the cost of the program is determinable, and the program is accepted and available for airing.

Television production costs (which include direct production costs, production overhead and acquisition costs) are stated at the lower of unamortized cost or net realizable value. The Company then estimates total revenues to be earned and costs to be incurred throughout the life of each television program.  For television programming, estimates for remaining total lifetime revenues are initially limited to the amount of revenue contracted for each episode in the initial market. Accordingly, television programming costs and participation costs incurred in excess of the amount of revenue contracted for each episode in the initial market are expensed as incurred on an episode by episode basis. Estimates for all secondary market revenues such as domestic and foreign syndication, basic cable, digital streaming, home entertainment and merchandising are included in the estimated lifetime revenues of such television programming once it can be demonstrated that a program can be successfully licensed in such secondary market. Television programming costs incurred subsequent to the establishment of the secondary market are initially capitalized and amortized, and estimated liabilities for participations are accrued, based on the proportion that current period revenues bear to the estimated remaining total lifetime revenues.

The costs incurred in acquiring television series and feature film programming are capitalized when the program is accepted and available for airing.  These costs are amortized over the period in which an economic benefit is expected to be derived based on the timing of the Company’s usage of and benefit from such programming. The costs of programming rights licensed under multi-year sports programming agreements are capitalized if the rights payments are made before the related economic benefit has been received.  These costs are expensed over the period in which an economic benefit is expected to be derived based on the relative value of the events broadcast by the Company during a period.  The relative value for an event is determined based on the revenues generated for that event in relation to the estimated total revenues over the remaining term of the sports programming agreement.

Lifetime revenue estimates for internally produced television programming, and the estimated economic benefit for the acquired programming, including revenue projections for multi-year sports programming, are periodically reviewed. Adjustments, if any, will result in changes to amortization rates, future net realizable value adjustments and/or estimated accruals for participation expense.

Property and Equipment
Property and Equipment—Property and equipment is stated at cost.  Depreciation is computed by the straight-line method over estimated useful lives as follows:

Buildings and building improvements	10 to 40 years
Leasehold Improvements	Shorter of lease term or useful life
Equipment and other (including capital leases)	3 to 20 years

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets—The Company assesses long-lived assets and intangible assets, other than goodwill and intangible assets with indefinite lives, for impairment whenever there is an indication that the carrying amount of the asset may not be recoverable.  Recoverability of these assets is determined by comparing the forecasted undiscounted cash flows expected to be generated by these assets, which is the estimated fair value, to their net carrying value. The amount of impairment loss, if any, will generally be measured by the difference between the net carrying value and the estimated fair value of the asset.

Impairment of Investments
Impairment of Investments—Investments are reviewed for impairment on a quarterly basis by comparing their fair value to their respective carrying amounts. The Company determines the fair value of public company investments by reference to their publicly traded stock price. With respect to private company investments, the Company makes its estimate of fair value by considering recent investee equity transactions, discounted cash flow analyses, recent operating results, estimates based on comparable public company operating cash flow multiples and, in certain situations, balance sheet liquidation values.  If the fair value of the investment has dropped below the carrying amount, management considers several factors when determining whether an other-than-temporary decline has occurred.  These factors include the length of time and the extent to which the estimated fair value or market value has been below the carrying value, the financial condition and the near-term prospects of the investee, the intent and ability of the Company to retain its investment in the investee for a period of time sufficient to allow for any anticipated recovery in market value, and other factors influencing the fair market value, such as general market conditions.

Goodwill and Intangible Assets
Goodwill and Intangible Assets—Goodwill is allocated to various reporting units, which are generally one level below the Company’s operating segments. Intangible assets with finite lives, which primarily consist of trade names, are generally amortized using the straight-line method over their estimated useful lives, which range from 4 to 40 years.  Goodwill and other intangible assets with indefinite lives, which consist primarily of FCC licenses, are not amortized but are tested for impairment on an annual basis and between annual tests if events occur or circumstances change that would more likely than not reduce the fair value below its carrying amount.  If the carrying value of goodwill or the intangible asset exceeds its fair value, an impairment loss is recognized as a noncash charge

Revenue Recognition
Revenue Recognition—Advertising revenues, net of agency commissions, are recognized in the period during which advertising spots are aired or displayed.  If there is a guarantee to deliver a targeted audience rating, revenues are recognized for the actual audience rating delivered, based on the ratings data published by independent audience ratings measurement companies.  Revenues are deferred for any shortfall in the audience rating with respect to an advertising spot until such time as the required audience rating is delivered.

Revenues from the licensing of television programming are recognized in the period that the television series is made available to the licensee, which may cause fluctuations in operating results.  Television series initially produced for networks and first-run syndication are generally licensed to domestic and international markets concurrently (“initial market”). Network series are also licensed to digital streaming providers, television stations, and cable networks (“secondary market”). Licensing in the secondary market typically occurs at a later date but can also be concurrent with sales in the initial market. The length of the revenue cycle for television series will vary depending on the number of seasons a series remains in active production.

Affiliate and subscription fees for cable and broadcast networks, television stations and online content, including digital streaming services, are recognized in the period the service is provided.  Costs for advertising and marketing services provided to the Company by cable, satellite and other distributors are recorded in selling, general and administrative expenses.

Publishing revenues are recognized when merchandise is shipped or electronically delivered to the consumer.  The Company records a provision for sales returns and allowances at the time of sale based upon historical trends which allow for a percentage of revenue recognized.

Deferred revenues primarily consist of cash received or receivable related to advertising arrangements and the licensing of television programming for which the revenues have not yet been earned.  The amounts classified as current are expected to be earned within the next twelve months.

Sales of Multiple Products or Services—Revenues derived from a single sales contract that contains multiple products and services are allocated based on the relative fair value of each delivered item and recognized in accordance with the applicable revenue recognition criteria for the specific unit of accounting.

Collaborative Arrangements
Collaborative Arrangements—Collaborative arrangements primarily consist of joint efforts with third parties to produce and distribute programming such as television series and live sporting events, including the agreement between the Company and Turner Broadcasting System, Inc. to telecast the NCAA Division I Men’s Basketball Championship (“NCAA Tournament”), which runs through 2032.  In connection with this agreement for the NCAA Tournament, advertisements aired on the CBS Television Network are recorded as revenues and the Company’s share of the program rights fees and other operating costs are recorded as operating expenses.

For episodic television programming, co-production costs are initially capitalized as programming inventory and amortized over the television series’ estimated economic life.  In such arrangements where the Company has distribution rights, all proceeds generated from such distribution are recorded as revenues and any participation profits due to third party collaborators are recorded as operating expenses.  In co-production arrangements where third party collaborators have distribution rights, the Company’s net participating profits are recorded as revenues.

Advertising	Advertising—Advertising costs are expensed as incurred.
Interest
Interest—Costs associated with the refinancing or issuance of debt, as well as debt discounts or premiums, are recorded as interest over the term of its related debt.  The Company may enter into interest rate exchange agreements; the amount to be paid or received under such agreements is accrued and recognized over the life of the agreements as an adjustment to interest expense.

Income Taxes
Income Taxes—The provision for income taxes includes federal, state, local, and foreign taxes. Deferred tax assets and liabilities are recognized for the estimated future tax effects of temporary differences between the financial statement carrying amounts and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which the temporary differences are expected to be reversed. The Company evaluates the realizability of deferred tax assets and establishes a valuation allowance when it is more likely than not that all or a portion of deferred tax assets will not be realized. For tax positions taken in a previously filed tax return or expected to be taken in a future tax return, the Company evaluates each position to determine whether it is more likely than not that the tax position will be sustained upon examination, based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is subject to a measurement assessment to determine the amount of benefit to be recognized in the Consolidated Statement of Operations and the appropriate reserve to establish, if any. If a tax position does not meet the more-likely-than-not recognition threshold a tax reserve is established and no benefit is recognized.  A number of years may elapse before a tax return containing tax matters for which a reserve has been established is audited and finally resolved.

Foreign Currency Translation and Transactions
Foreign Currency Translation and Transactions—The Company’s assets and liabilities denominated in foreign currencies are translated at foreign exchange rates in effect at the balance sheet date, while results of operations are translated at average foreign exchange rates for the respective periods.  The resulting translation gains or losses are included as a separate component of stockholders’ equity in accumulated other comprehensive income (loss).  Foreign currency transaction gains and losses have been included in “Other items, net” in the Consolidated Statements of Operations.

Provision for Doubtful Accounts
Provision for Doubtful Accounts—The provision for doubtful accounts is estimated based on historical bad debt experience, the aging of accounts receivable, industry trends and economic indicators, as well as recent payment history for specific customers.

Net Earnings (Loss) per Common Share
Net Earnings (Loss) per Common Share—Basic earnings (loss) per share (“EPS”) is based upon net earnings (loss) divided by the weighted average number of common shares outstanding during the period.  Diluted EPS reflects the effect of the assumed exercise of stock options and vesting of restricted stock units (“RSUs”) only in the periods in which such effect would have been dilutive.

Stock-based Compensation
Stock-based Compensation—The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award.  The cost is recognized over the vesting period during which an employee is required to provide service in exchange for the award.

Recently Adopted Accounting Pronouncements and Accounting Pronouncements Not Yet Adopted
Recently Adopted Accounting Pronouncements
Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost
During the first quarter of 2018, the Company adopted Financial Accounting Standards Board (“FASB”) amended guidance on the presentation of net periodic pension and postretirement benefit cost (“net benefit cost”). This guidance requires the Company to present the service cost component of net benefit cost in the same line items on the statement of operations as other compensation costs of the related employees. All of the other components of net benefit cost are presented in the statement of operations separately from the service cost component and below the subtotal of operating income. This guidance is required to be applied retrospectively and therefore the Company reclassified net benefit costs of $438 million, $281 million and $26 million for 2017, 2016 and 2015, respectively, below operating income on the Consolidated Statements of Operations (See Note 15). All related amounts presented herein have been recast to conform to this presentation.
Statement of Cash Flows: Classification of Cash Receipts and Cash Payments
During 2017, the Company early adopted FASB amended guidance which clarifies how certain cash receipts and cash payments should be presented and classified in the statement of cash flows. The new guidance is intended to reduce the existing diversity in practice in how certain transactions are classified in the statement of cash flows. As a result of the adoption of this guidance, the Company now classifies debt prepayment costs within financing activities on the statement of cash flows. Previously, such costs were classified within operating activities. For 2017, debt prepayment costs of $52 million have been classified within financing activities. This guidance was applied retrospectively; however, the Company did not have debt prepayment costs in any prior year for which cash flow information is presented.

Improvements to Employee Share-Based Payment Accounting
During the first quarter of 2017, the Company adopted amended FASB guidance which simplifies several aspects of the accounting for employee share-based payment transactions. Under this amended guidance, all excess tax benefits and tax deficiencies are recognized as income tax expense or benefit in the income statement in the period in which the awards vest or are exercised. In the statement of cash flows, excess tax benefits are classified with other income tax cash flows in operating activities. As a result of the adoption of this guidance, the Company’s excess tax benefits associated with the exercise of stock options and vesting of RSUs for the year ended December 31, 2017 were recorded in the provision for income taxes on the Consolidated Statements of Operations. The guidance requires the income statement classification to be applied prospectively, and therefore, excess tax benefits for prior periods remain classified in stockholders’ equity on the balance sheet. The Company elected to apply the cash flow classification provision of this guidance prospectively and therefore, excess tax benefits for prior periods remain classified as financing activities on the statements of cash flows. The amended guidance also gives the option to make a policy election to account for forfeitures as they occur. The Company, however, has elected to continue its existing practice of estimating forfeitures.

Simplifying the Accounting for Goodwill Impairment
During the first quarter of 2017, the Company early adopted amended FASB guidance which simplifies the accounting for goodwill impairment. This guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Under the amended guidance, a goodwill impairment charge is recognized for the amount by which the carrying value of a reporting unit exceeds its fair value, not to exceed the carrying amount of goodwill. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements.

Accounting Pronouncements Not Yet Adopted

Targeted Improvements to Accounting for Hedging Activities
In August 2017, the FASB issued amended guidance for hedge accounting, which expands the eligibility of hedging strategies that qualify for hedge accounting, modifies the recognition and presentation of hedges in the financial statements, and changes how companies assess hedge effectiveness. In addition, this guidance amends and expands disclosure requirements. This guidance, which is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted, is not expected to have a material impact on the Company’s consolidated financial statements.
Stock Compensation: Scope of Modification Accounting
In May 2017, the FASB issued amended guidance on the accounting for stock-based compensation which clarifies when to account for a change to the terms or conditions of a share-based payment award as a modification. Under this guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award as equity or liability changes as a result of the change in the terms or conditions of a share-based payment award. This guidance, which is effective for the Company in the first quarter of 2018, is not expected to have an impact on the Company’s consolidated financial statements.
Clarifying the Definition of a Business
In January 2017, the FASB issued amended guidance on the accounting for business combinations which clarifies the definition of a business and assists entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. Under this guidance, when substantially all of the fair value of gross assets acquired is concentrated in a single asset (or group of similar assets), the assets acquired would not represent a business. In addition, in order to be considered a business, an acquisition would have to include at a minimum an input and a substantive process that together significantly contribute to the ability to create an output. The amended guidance also narrows the definition of outputs by more closely aligning it with how outputs are described in FASB guidance for revenue recognition. This guidance is effective for the Company in the first quarter of 2018.
Intra-Entity Transfers of Assets Other than Inventory
In October 2016, the FASB issued amended guidance on the accounting for income taxes, which eliminates the exception in existing guidance which defers the recognition of the tax effects of intra-entity asset transfers other than inventory until the transferred asset is sold to a third party. Rather, the amended guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. This guidance, which is effective for the Company in the first quarter of 2018, is not expected to have a material impact on the Company’s consolidated financial statements.

Leases
In February 2016, the FASB issued new guidance on the accounting for leases, which supersedes previous lease guidance. Under this guidance, for all leases with terms in excess of one year, including operating leases, the Company will be required to recognize on its balance sheet a lease liability and a right-of-use asset representing its right to use the underlying asset for the lease term. The new guidance retains a distinction between finance leases and operating leases and the classification criteria is substantially similar to previous guidance. Additionally, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee have not significantly changed. The Company is currently reviewing its lease portfolio, evaluating the impact of this guidance on its consolidated balance sheet and assessing system requirements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2018, with early adoption permitted.
Revenue from Contracts with Customers
In May 2014, the FASB issued guidance on the recognition of revenues which provides a single, comprehensive revenue recognition model for all contracts with customers and supersedes most existing revenue recognition guidance. The main principle under this guidance is that an entity should recognize revenue at the amount it expects to be entitled to in exchange for the transfer of goods or services to customers. This guidance is effective for the Company beginning in the first quarter of 2018. The Company has identified the changes to its accounting policies and is in the process of preparing the expanded disclosures required under the new standard, including the disaggregation of revenue from contracts with customers into categories that depict how the nature, timing and uncertainty of revenue and cash flows are affected by economic factors. The adoption of this guidance is not expected to have a significant impact on the Company’s total revenues. The Company has identified changes to its revenue recognition policies primarily relating to two areas of its content licensing and distribution operations. First, revenues from certain distribution arrangements of third-party content will be recognized based on the gross amount of consideration received by the Company, with participation expense recognized for the fees paid to the third party. Under current accounting guidance, such revenues are recognized at the net amount retained by the Company after the payment of fees to the third party. This accounting change if adopted in 2017 would have increased 2017 revenues and participation expense by approximately $275 million, with no impact on the Company’s operating income. Second, revenues associated with the extension of an existing licensing arrangement, which are currently recognized upon the execution of such extension, will be recognized at a later date once the extension period begins. The Company will apply the modified retrospective method of adoption with the cumulative effect of the initial adoption, currently estimated at $263 million, reflected as an adjustment to the opening balance of accumulated deficit as of January 1, 2018. This change is not expected to have a material impact on the Company’s operating income on an annual basis, since revenues from extensions executed each year approximate revenues from extensions for which the license period has begun.